Note 8 - SBA Loans (Q2)	6 Months Ended
Jun. 30, 2020
Loans Payable [Abstract]
SBA Loans [Text Block]
8. SBA Loans

On May 28, 2020, the Company received proceeds from a loan in the approximate amount of $460,000 (the “PPP Loan”) from Truist Bank, as lender, pursuant to the Paycheck Protection Program (“PPP”) under the Coronavirus Aid, Relief, and Economic Security Act (15 U.S.C. 636(a)(36)) (the “CARES Act”). The PPP Loan matures on May 28, 2022 and bears interest at a rate of 1% per annum. Commencing December 12, 2020, the Company is required to pay the lender equal monthly payments of principal and interest. The PPP Loan is evidenced by a promissory note dated May 28, 2020 (the “Note”), which contains customary events of default relating to, among other things, payment defaults and breaches of representations, warranties and covenants. The PPP Loan may be prepaid by the Company at any time prior to maturity with no prepayment penalties.

All or a portion of the PPP Loan may be forgiven by the U.S. Small Business Administration (“SBA”) upon application by the Company beginning 60 days but not later than 120 days after loan approval and upon documentation of expenditures in accordance with the SBA requirements. The ultimate forgiveness of the PPP Loan is also predicated upon regulatory authorities concurring with management’s good faith assessment that the current economic uncertainty made the loan request necessary to support ongoing operations. If, despite the Company’s good-faith belief that given the circumstances the Company satisfied all eligibility requirements for the PPP Loan, the Company is later determined to have violated any applicable laws or regulations or it is otherwise determined that the Company was ineligible to receive the PPP Loan, the Company may be required to repay the PPP Loan in its entirety and/or be subject to additional penalties. In the event the PPP Loan, or any portion thereof, is forgiven pursuant to the PPP, the amount forgiven is applied to outstanding principal.

Under the terms of the PPP Loan, the Company may be eligible for full or partial loan forgiveness in the third quarter of 2020, however, no assurance is provided that the Company will apply for, or obtain forgiveness for, any portion of the PPP Loan.

As of June 30, 2020, $132,514 is classified as current and $321,821 as non-current.

On June 10, 2020, the Company secured a loan offered by the U.S. Small Business Administration (SBA) under its Economic Injury Disaster Loan (“EIDL”) assistance program in light of the impact of COVID-19 pandemic on the Company’s business. The principal amount of this loan of $150,000. Interest accrues at the rate of 3.75% per annum. Installment payments, including principal and interest, are due monthly beginning June 10, 2021. The balance of principal and interest is payable 30 years from the date of the EIDL. The EIDL is secured by a security interest on all of the Company’s assets (See Note 9).

As of June 30, 2020, $150,000 is classified as non-current.